RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summary of impact of the restatement on the financial statements

	As Previously
	Reported	Adjustment	As Restated
Balance Sheet as of July 7, 2020
Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Class A common stock	$310	$(310)	$—
Additional paid-in capital	$5,671,903	$(5,671,903)	$—
Accumulated deficit	$(672,901)	$(25,331,217)	$(26,004,118)
Total stockholders’ equity (deficit)	$5,000,002	$(31,003,430)	$(26,003,428)
Number of shares subject to redemption	24,499,657	3,100,343	27,600,000

Balance Sheet as of September 30, 2020
Class A common stock subject to possible redemption	$245,554,779	$30,532,860	$276,087,639
Class A common stock	$305	$(305)	$—
Additional paid-in capital	$5,113,699	$(5,113,699)	$—
Accumulated deficit	$(114,691)	$(25,418,856)	$(25,533,547)
Total stockholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)
Number of shares subject to redemption	24,547,683	3,052,317	27,600,000

Balance Sheet as of December 31, 2020
Class A common stock subject to possible redemption	$230,374,604	$45,658,843	$276,033,447
Class A common stock	$457	$(457)	$—
Additional paid-in capital	$20,293,722	$(20,293,722)	$—
Accumulated deficit	$(15,294,860)	$(25,364,664)	$(40,659,524)
Total stockholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)
Number of shares subject to redemption	23,034,669	4,565,331	27,600,000

Balance Sheet as of March 31, 2021
Class A common stock subject to possible redemption	$245,061,587	$31,026,725	$276,088,312
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$5,606,885	$(5,606,885)	$—
Accumulated deficit	$(607,876)	$(25,419,529)	$(26,027,405)
Total stockholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)
Number of shares subject to redemption	24,493,884	3,106,116	27,600,000

Balance Sheet as of June 30, 2021
Class A common stock subject to possible redemption	$240,972,620	$35,073,977	$276,046,597
Class A common stock	$352	$(352)	$—
Additional paid-in capital	$9,695,811	$(9,695,811)	$—
Accumulated deficit	$(4,696,850)	$(25,377,814)	$(30,074,664)
Total stockholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)
Number of shares subject to redemption	24,084,470	3,515,530	27,600,000

Statement of Operations for the Period from February 14, 2020 (Inception) Through September 30, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,499,657	(24,499,657)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,559,767	(7,559,767)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.02)	$0.02	$—
Weighted average shares outstanding of Class A common stock	—	10,761,468	10,761,468
Basic and diluted net loss per share, Class A common stock	$—	$(0.01)	$(0.01)
Weighted average shares outstanding of Class B common stock	—	6,350,917	6,350,917
Basic and diluted net loss per share, Class B common stock	$—	$(0.01)	$(0.01)

Statement of Operations for the Period from February 14, 2020 (Inception) Through December 31, 2020
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620	(24,524,620)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814	(8,269,814)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)	$1.85	$—
Weighted average shares outstanding of Class A common stock	—	15,758,710	15,758,710
Basic and diluted net loss per share, Class A common stock	$—	$(0.69)	$(0.69)
Weighted average shares outstanding of Class B common stock	—	6,513,871	6,513,871
Basic and diluted net loss per share, Class B common stock	$—	$(0.69)	$(0.69)

Statement of Operations for the Three Months Ended March 31, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,034,669	(23,034,669)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,465,331	(11,465,331)	—
Basic and diluted net income per share, Non-redeemable common stock	$1.28	$(1.28)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.43	$0.43
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.43	$0.43

	As Previously
	Reported	Adjustment	As Restated
Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,493,884	(24,493,884)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,006,116	(10,006,116)	—
Basic and diluted net loss per share, Non-redeemable common stock	$(0.41)	$0.41	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net loss per share, Class A common stock	$—	$—	$—
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net loss per share, Class B common stock	$—	$(0.59)	$(0.59)

Statement of Operations for the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	23,768,307	(23,768,307)	—
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,731,693	(10,731,693)	—
Basic and diluted net income per share, Non-redeemable common stock	$0.99	$(0.99)	$—
Weighted average shares outstanding of Class A common stock	—	27,600,000	27,600,000
Basic and diluted net income per share, Class A common stock	$—	$0.31	$0.31
Weighted average shares outstanding of Class B common stock	—	6,900,000	6,900,000
Basic and diluted net income per share, Class B common stock	$—	$0.31	$0.31

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through September 30, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(245,554,775)	$245,554,775	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,003	$(30,532,860)	$(25,532,857)

Statement of Changes in Shareholders’ Equity (Deficit) for the Period from February 14, 2020 (Inception) Through December 31, 2020
Sale of 27,600,000 Units, net of underwriting discounts	$249,366,073	$(249,366,073)	$—
Class A common stock subject to possible redemption	$(230,374,604)	$230,374,604	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(26,721,566)	$(26,721,566)
Total shareholders’ equity (deficit)	$5,000,009	$(45,658,843)	$(40,658,834)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021
Class A common stock subject to possible redemption	$(14,686,983)	$14,686,983	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$(54,865)	$(54,865)
Total shareholders’ equity (deficit)	$5,000,010	$(31,026,725)	$(26,026,715)

Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2021
Class A common stock subject to possible redemption	$(4,088,967)	$4,088,967	$—
Accretion for Class A ordinary share subject to redemption amount	$—	$41,715	$41,715
Total shareholders’ equity (deficit)	$5,000,003	$(35,073,977)	$(30,073,974)

Statement of Cash Flows for the Period of February 14, 2020 through September 30, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$558,209	$(470,570)	$87,639

Statement of Cash Flows for the Period of February 14, 2020 through December 31, 2020 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$244,996,570	$31,003,430	$276,000,000
Change in value of Class A common stock subject to possible redemption	$(14,621,966)	$14,655,413	$33,447

Statement of Cash Flows for the Three Months Ended March 31, 2021
Change in value of Class A common stock subject to possible redemption	$14,686,983	$(14,598,671)	$88,312

Statement of Cash Flows for the Six Months Ended June 30, 2021
Change in value of Class A common stock subject to possible redemption	$10,598,016	$(10,551,419)	$46,597